Employee Benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Employee benefits
Selling, general and administrative expenses	€ 6,185	€ 4,536	€ 11,736	€ 8,729
Research & Development expenses	6,605	3,470	12,762	7,065
Employee benefits expense
Employee benefits
Selling, general and administrative expenses	2,390	1,647	4,802	3,329
Research & Development expenses	3,386	2,595	7,381	5,090
Total employee benefits	€ 5,776	€ 4,242	€ 12,183	€ 8,419